Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2016
Advances to suppliers [Abstract]
Schedule of Advances to Suppliers
Advances to suppliers as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015

Advances to Honesty Group	$-	$40
Advances to other suppliers	-	86
Advances to suppliers	$-	$126